Other intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets other than goodwill [abstract]
Other intangible assets

10.	Other intangible assets

(€ million)	Capitalized development expenditures	Patents, concessions and licenses	Other intangible assets	Total
Gross carrying amount at January 1, 2024	36,786	1,007	4,238	42,031
Additions	4,150	82	454	4,686
Divestitures	(150)	(20)	(707)	(877)
Change in scope of consolidation	230	(2)	35	263
Transfer to Assets held for sale	—	—	(1)	(1)
Translation differences and other changes	677	23	92	792
At December 31, 2024	41,693	1,090	4,111	46,894
Additions	3,452	80	412	3,944
Divestitures	(1,368)	(81)	(151)	(1,600)
Change in scope of consolidation	3	(1)	60	62
Translation differences and other changes	(1,563)	(202)	(123)	(1,888)
At December 31, 2025	42,217	886	4,309	47,412
Accumulated amortization and impairment losses at January 1, 2024	19,211	634	1,561	21,406
Amortization	2,149	98	211	2,458
Impairment losses and asset write-offs	693	1	—	694
Divestitures	(156)	(19)	(28)	(203)
Change in scope of consolidation	(30)	—	3	(27)
Translation differences and other changes	159	5	23	187
At December 31, 2024	22,026	719	1,770	24,515
Amortization	2,094	94	271	2,459
Impairment losses and asset write-offs	6,190	3	615	6,808
Divestitures	(1,373)	(79)	(12)	(1,464)
Change in scope of consolidation	(1)	(2)	(3)	(6)
Translation differences and other changes	(418)	(166)	(25)	(609)
At December 31, 2025	28,518	569	2,616	31,703
Carrying amount at December 31, 2024	19,667	371	2,341	22,379
Carrying amount at December 31, 2025	13,699	317	1,693	15,709
Capitalized development expenditures include both internal and external costs that are directly attributable to the internal product development process, primarily consisting of material costs and personnel related expenses relating to engineering, design and development focused on content enhancement of existing vehicles, new models and propulsion system programs.
In 2025, €6,808 million of impairment losses and asset write-offs were recognized of which (i) €2,060 million related to product plan realignments and program cancellations, (ii) €609 million related to CAFE credits, (iii)
€3,853 million related to platform impairments, (iv) €286 million related to impairments resulting from the discontinuation of the hydrogen fuel cell technology development program, as further discussed below.
Additionally, refer to Note 2, Basis of preparation - Critical judgments and use of estimates - Recoverability of non-current assets with definite useful lives for additional information on the impairment losses and asset write-
offs recognized. For the year ended December 31, 2024, €694 million of impairment losses and asset write-offs were recognized.
For a description of costs related to product plan realignments and program cancellations, platform impairments and impairments relating to the discontinuation of the hydrogen fuel cell development program, refer to Note
2, Basis of preparation - Strategic plan undergoing reassessment.
For the year ending December 31, 2025, translation differences and other changes were primarily related to the weakening of the U.S. Dollar against the Euro.
For the year ending December 31, 2024, translation differences and other changes were primarily related to the strengthening of the U.S. Dollar against the Euro.
Amortization of capitalized development expenditures is recognized within Research and development costs within the Consolidated Income Statement, as described in Note 5, Research and development costs.
Amortization of patents, concessions, licenses and other intangibles is recognized within Cost of revenues and
Selling, general and other costs.
At December 31, 2025 and 2024, the Company had contractual commitments for the purchase of intangible assets amounting to €368 million and €331 million, respectively.
CAFE Credits
On July 4, 2025, the U.S. President signed into law the United States legislation formally titled “An Act to provide for reconciliation pursuant to title II of H. Con. Res. 14” – and commonly referred to as the One Big Beautiful Bill
Act (“OBBB”), a comprehensive legislative package that includes significant changes to federal tax policy, consumer incentives, and capital investment provisions. With the passing of the OBBB, CAFE penalty rate were eliminated, (refer to Note 27, Guarantees granted, commitments and contingent liabilities for additional information) and as such, the Company recognized a net expense of €269 million within Cost of revenues, which was excluded from AOI (refer to Note 30, Segment reporting for additional information) which consists of the following:
(i) An impairment of Other intangible assets of €609 million of purchased credits, which are no longer expected to be utilized;
(ii) The recognition of a provision of €504 million related to purchase commitments which have been identified as onerous contracts; and
(iii) The reversal of the portion of the CAFE provision for €844 million related to accruals made for certain model years for which there is no longer a compliance obligation.